INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
INVESTMENTS
Summary of investments

	December 31, 2023	December 31, 2022
	$	$
Equities held (i)	3,408,092	7,474,287
Warrants held (ii)	188,500	26,868
Total Investments	3,596,592	7,501,155

Summary of equities

The Company held the following equities as at December 31, 2023:

			Fair Value
			December 31,
		Cost	2023
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	1,587,536
Labrador Gold Corp.	12,555,556	8,850,000	1,820,556
Long Range Exploration Corporation	5,000,000	500,000	—
Total Equities		17,812,704	3,408,092

			Fair Value
			December 31,
		Cost	2022
	Quantity	$	$
Exploits Discovery Corp.	13,229,466	8,462,704	3,770,398
Labrador Gold Corp.	12,555,556	8,850,000	3,703,889
Long Range Exploration Corporation	5,000,000	500,000	—
Total Equities		17,812,704	7,474,287

Summary of warrants

			Fair Value
			December 31,
		Cost	2023
	Quantity	$	$
Maritime Resources Corp. (1)	15,324,571	174,500	188,500
Total Warrants		174,500	188,500
(1)	Each warrant is exercisable into one common share of Maritime Resources Corp. at a price of $0.07 per warrant until August 14, 2025, subject to extension to August 14, 2026 in the event that the Initial Maturity Date of the notes is extended to the Extended Maturity Date as defined in Note 8.

			Fair Value
			December 31,
		Cost	2022
	Quantity	$	$
Exploits Discovery Corp.	6,666,667	—	10,331
Labrador Gold Corp.	6,277,778	—	16,537
Total Warrants		—	26,868

Summary of analysis of investments including related gains and losses

	Year ended December 31,
	2023	2022
	$	$
Investments, beginning of year	7,501,155	31,942,458
Purchases of investments	174,500	—
Proceeds on disposal of investments	—	(4,827,266)
Realized losses on investments	—	(4,675,084)
Unrealized losses on investments	(4,079,063)	(14,938,953)
Investments, end of year	3,596,592	7,501,155